Entity Level Disclosures and Segment Information	6 Months Ended
Jun. 30, 2020
Segment Information [Abstract]
ENTITY LEVEL DISCLOSURES AND SEGMENT INFORMATION

NOTE 12 - ENTITY LEVEL DISCLOSURES AND SEGMENT INFORMATION:

Management has determined the Company's operating segments based on the information reviewed by the Company's chief operating decision maker for the purpose of allocating resources to the segments and assessing their performance. The chief operating decision maker examines the performance of the operating segments based on revenues and adjusted operating profit (loss), which is calculated based on operating profit (loss) before depreciation and amortization, impairment of goodwill and intangible assets, contingent consideration measurement and the effects of share-based payment transactions.

As of June 30, 2020, and following NetNut acquisition at June 12, 2019, the Company has two operating segments: Cyber Security and Proxy Services (the latter represents the operations of NetNut).

	Cyber Security	Proxy Services	Total
	Six-month period ended June 30, 2020
	U.S. dollar in thousands
Revenues	411	1,754	2,165

Adjusted operating loss	(2,305)	6	(2,299)
Share-based payments			(41)
Contingent consideration measurement			(430)
Impairment of goodwill and intangible assets			(800)
Depreciation and amortization			(685)
Operating loss			(4,255)
Financial income, net			2,589
Taxes on income			122
Net loss for the period			(1,544)

	Cyber Security	Proxy Services	Total
	Six-month period ended June 30, 2019
	U.S. dollar in thousands
Revenues	702	119	821

Adjusted operating loss	(3,216)	(56)	(3,272)
Share-based payments			(684)
Depreciation and amortization			(277)
Operating loss			(4,233)
Financial income, net			1,720
Taxes on income			3
Net loss for the period			(2,510)

	Cyber Security	Proxy Services	Total
	Three-month period ended June 30, 2020
	U.S. dollar in thousands
Revenues	140	937	1,077

Adjusted operating loss	(1,383)	2	(1,381)
Share-based payments			(12)
Depreciation and amortization			(336)
Operating loss			(1,729)
Financial expenses, net			(559)
Taxes on income			61
Net loss for the period			(2,227)

	Cyber Security	Proxy Services	Total
	Three-month period ended June 30, 2019
	U.S. dollar in thousands
Revenues	275	119	394

Adjusted operating loss	(1,451)	(56)	(1,507)
Share-based payments			(430)
Depreciation and amortization			(162)
Operating loss			(2,099)
Financial income, net			1,870
Taxes on income			3
Net loss for the period			(226)